Investments - Schedule of Available for Sale Securities (Detail) (Negotiable Certificates of Deposit, USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 10,045	$ 5,620
Gross unrealized gains	0	0
Gross unrealized losses	15
Fair Value	10,030	5,620
Negotiable certificates of deposit maturing in one year or less
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	9,065
Gross unrealized gains	0
Gross unrealized losses	13
Fair Value	9,052
Negotiable certificates of deposit maturing after one year through two years
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	980
Gross unrealized gains	0
Gross unrealized losses	2
Fair Value	$ 978